LIBERTY NEW YORK TAX-EXEMPT FUND

ANNUAL REPORT

JANUARY 31, 2001

[PHOTO OF BUILDING]

PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:

The year ended January 31, 2001 was generally a productive one for U.S. bond markets. Many of the major bond indexes chalked up 12-month total returns of 11%, 13% or more.(1) Since inflation remained relatively tame during 2000, real (i.e., inflation-adjusted) total returns for many bonds reached and even exceeded 8.5%.

Municipal bonds struggled early in the fiscal year, as rising interest rates and inflationary pressures troubled the market. But as the economy slowed to a more reasonable growth rate, the municipal market rallied, finishing the year on a strong note. Additionally, states continued to generate budget surpluses and issue less debt, which was a positive factor in the municipal bond supply/demand equation.

We owe these favorable results to volatile U.S. interest rates, a fast reduction in U.S. economic growth, and moderate rates of inflation. On the following pages, you'll find commentary on these market-shaping forces and how they teamed up to produce a bull market for bonds. You'll also find information on how your Fund's portfolio manager steered the Fund to its own double-digit total returns.

Years like this, in which bonds outperform stocks by a wide margin, do not occur frequently, but they are a major reason why bonds can be important to a well-balanced, long-term investment strategy. History has shown repeatedly that when economic conditions create disarray in the stock market, bonds may perform well. Thanks to this tendency to "zig" when stocks "zag," including bonds in your investment portfolio may help you achieve more consistent performance from year to year.

Whatever your reason for investing in Liberty New York Tax-Exempt Fund -- to receive current tax-exempt income, to reduce long-term volatility of your portfolio, or both -- we thank you for giving us the opportunity to serve your investment needs.

Respectfully,

/s/ STEPHEN E. GIBSON
--------------------------------
Stephen E. Gibson
President
March 16, 2001

---------------------------------
Not FDIC    May Lose Value
Insured     No Bank Guarantee
---------------------------------

(1) Source: http://www.wsj.com. "Major Bond Indexes" (February 7, 2001)

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

HIGHLIGHTS
--------------------------------------------------------------------------------

-        THE U.S. ECONOMY CHARGED AHEAD, THEN SLOWED DRAMATICALLY

         During the first and second quarters of 2000, the United States' gross domestic product (GDP) grew rapidly, at annualized rates near or exceeding 5%. In the third and fourth calendar quarters, GDP growth slowed dramatically, to annualized rates of just 2.2% and 1.1%, respectively.

-        FEDERAL RESERVE RAISED THEN LOWERED INTEREST RATES

         The fast pace of economic expansion early in the period prompted the Federal Reserve to raise key short-term interest rates in February, March and May 2000. The rate increases (totaling 1.0%) acted to curb borrowing and spending by businesses and consumers. However, by the final months of 2000, economic data showed that the economy might be decelerating too quickly. The Fed reversed course in January 2001, lowering short-term rates by 1.0% in order to stimulate the economy.

-        MUNICIPAL BONDS, ESPECIALLY LONGER-TERM ISSUES, DELIVERED STRONG
         RETURNS

         Initially, the Federal Reserve's interest rate hikes kept upward pressure on yields of short-term municipals, pushing prices down. At the same time, the Fed's actions led investors to believe the economy would slow, thereby keeping inflation in check. Reassured by the continued absence of higher inflation, bond investors allowed yields on long-term bonds to fall, pushing prices higher. Finally, as the economy lost momentum and it looked as though the Fed would ease short-term interest rates, prices for short-term municipals improved. The Lehman Brothers Municipal Bond Index advanced 13.28% between February 1, 2000 and January 31, 2001.


                    LIBERTY NEW YORK TAX-EXEMPT FUND, CLASS A
                    VS. LEHMAN BROTHERS MUNICIPAL BOND INDEX

[BAR GRAPH]

Liberty New York                15.58%
Tax-Exempt Fund,
Class A Shares
without sales charge

Lehman Brothers                 13.28%
Municipal
Bond Index

Lipper New York                 13.33%
Municipal Debt
Fund Category

The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the Fund. The total return calculated for the Lipper New York Municipal Debt Funds Category was 13.33% for the 12 months ended 01/31/01. The Fund's Class A shares were ranked in the 1st quartile for 1 year (9 out of 110 funds), in the 1st quartile for 5 years (11 out of 83 funds), and in the 2nd quartile for 10 years (17 out of 37 funds). Rankings do not include sales charges. Performance for different share classes will vary with fees associated with each class. Past performance cannot predict future results.


NET ASSET VALUE PER SHARE AS OF 1/31/01

Class A                                                              $7.34
--------------------------------------------------------------------------
Class B                                                              $7.34
--------------------------------------------------------------------------
Class C                                                              $7.34
--------------------------------------------------------------------------

DISTRIBUTIONS DECLARED PER SHARE FROM 2/1/00 TO 1/31/01

Class A                                                              $.356
--------------------------------------------------------------------------
Class B                                                              $.305
--------------------------------------------------------------------------
Class C                                                              $.325
--------------------------------------------------------------------------

A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.

SEC YIELDS ON 1/31/01

Class A                                                              4.15%
--------------------------------------------------------------------------
Class B                                                              3.59%
--------------------------------------------------------------------------
Class C                                                              3.88%
--------------------------------------------------------------------------

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the Advisor or its affiliates had not waived certain Fund expenses, the SEC yield would have been 3.90%, 3.34% and 3.34% for classes A,B, and C, respectively.

TAXABLE-EQUIVALENT SEC YIELDS ON 1/31/01

Class A                                                              7.70%
--------------------------------------------------------------------------
Class B                                                              6.66%
--------------------------------------------------------------------------
Class C                                                              7.20%
--------------------------------------------------------------------------

Taxable-equivalent SEC yields are based on the combined maximum effective 46.1% combined federal, state, and city income tax rate. This tax rate does not reflect the phaseout of exemptions or the reduction of otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------
QUALITY BREAKDOWN AS OF 1/31/01

AAA                                                                       36.2%
-------------------------------------------------------------------------------
AA                                                                        34.9%
-------------------------------------------------------------------------------
A                                                                          6.1%
-------------------------------------------------------------------------------
BBB                                                                        5.1%
-------------------------------------------------------------------------------
Nonrated                                                                   9.9%
-------------------------------------------------------------------------------
Cash equivalents                                                           7.8%
-------------------------------------------------------------------------------

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdowns represent the highest rating assigned to a particular bond by one of the following reputable rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc., or Fitch Investors Service, Inc.

Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality breakdowns in the future.

BOUGHT
--------------------------------------------------------------------------------
Expecting that a slower economy would eventually lead to lower yields for bonds, we purchased bonds with call protection. Because they are less likely to be redeemed by their issuers when interest rates decline, such bonds allow us to lock in higher yields in a falling-rate environment. One such bond was a AAA-rated, insured bond issued by the Long Island Power Authority and maturing in 2015 (0.83% of net assets.) This zero-coupon security cannot be called by the issuer before it matures.


Liberty New York Tax-Exempt Insured Fund performed well during the 12 months ended January 31, 2001. Class A shares of the Fund delivered a total return of 15.58% without a sales charge. This compares favorably to a one-year total return of 13.28% for the Lehman Brothers Municipal Bond Index, and a 13.33% total return for the Fund's peer group, as measured by the Lipper New York Municipal Debt Funds Category average. We attribute the Fund's strong performance to favorable market conditions, a strong economy in New York City and state, and the maturity, coupon and call structures of the Fund's portfolio.

FUND WAS POSITIONED FOR MODERATE ECONOMIC GROWTH AND LOW INFLATION

As the Federal Reserve began raising short-term interest rates in mid-1999, the Fund was positioned to benefit from an environment of moderate, noninflationary economic growth. We believed that in such an environment, bond yields would decline and, since bond yields and bond prices move in opposite directions, prices would increase. Also, the appreciation would be greatest for long-term bonds and others that are more sensitive to interest rate changes, including zero-coupon bonds (zeros) and other bonds that sell at a discount.

In keeping with this outlook, we maintained our investment in zeros and bonds in the 10- to 20-year maturity range (intermediates). Intermediates may provide nearly as much current income as longer-term bonds, but their prices generally fluctuate less when interest rates change. We also added discount bonds, creating a "barbell-shaped" portfolio with few current-coupon bonds and many bonds with either premium (higher than current rates) or discount (lower than current rates) coupons. The final piece of our strategy was to purchase bonds that are less likely to be redeemed by their issuers when rates fall. These generally included noncallable bonds and issues with call protection of 10 years or longer (i.e., securities that cannot be called for redemption by the issuers any sooner than 10 years from the date of issue).

DEFENSIVE MEASURES HELPED PROTECT FUND FROM RISING INTEREST RATES

Contrary to our expectations, the U.S. economy remained very robust in the first half of 2000, and inflation worries plagued the bond markets. Interest rates moved higher, not lower, during this period. To offset the impact of rising rates while remaining true to our strategy, we employed short-term hedging techniques. Later, we reduced these defensive measures, continuing to build a portfolio that fit our long-term expectations (i.e., that interest rates would ultimately decline). We sold prerefunded bonds and bonds with just a few years' call protection, because these

--------------------------------------------------------------------------------

securities generally have less appreciation potential when rates are falling due to the relatively short period of the income when compared to longer bonds.

MUNICIPAL MARKET RALLIED AS THE YEAR PROGRESSED

With the exception of a setback in the spring, conditions in the municipal bond market improved steadily as the year progressed. Upward pressure on yields abated, especially for higher-quality bonds, and their prices generally rose. Intermediate- and long-term bonds outperformed short-term issues, and prices of the more interest rate-sensitive securities in the portfolio (zeros and discounts) bounced back vigorously when yields fell.

OUTLOOK FOR NEW YORK MUNICIPAL MARKET IS POSITIVE

Recent data indicate that the stock market's poor performance since March 2000 has not yet impacted New York City or the state. Per capita income growth is on par with the nation's; unemployment levels are low; and housing markets remain strong. In addition, New York's fiscal condition is improving; the state has even begun to use year-end surpluses to pay down its debt. Reflecting the state's fiscal gains, Standard & Poor's upgraded its rating of New York debt to AA.

Absent a significant and protracted bear market for equities that could impact Wall Street, real estate, entertainment, business services and other sectors, the outlook for New York's municipal bond market is positive. Thanks to the Federal Reserve's short-term rate cuts in January, we anticipate a much more moderate pace of economic growth (e.g., 1.5% to 2.5%). We do expect the severe inventory reduction occurring in the manufacturing sector and the recent falloff in productivity to continue for a while, but think it unlikely that these will bring about a recession. In addition, we anticipate a federal income tax cut during the second half of 2001. This could also help to keep the economy expanding at a moderate rate without sparking higher inflation, so we will continue to pursue our long-term strategy: an emphasis on bonds with good call protection, a relatively long average duration, and a "barbell" coupon structure.

/s/ GARY SWAYZE
-----------------------------------------

GARY SWAYZE is portfolio manager of Liberty New York Tax-Exempt Fund and a senior vice president of Colonial Management Associates, Inc.

Tax-exempt investing offers current tax-exempt income but also involves certain risks. The value of the Fund will be affected by interest rate changes and the creditworthiness of issues held in the Fund. The municipal bond management team identifies problems and opportunities and reacts quickly to market changes. Single-state municipal bond funds pose additional risks due to limited geographical diversification.


SOLD
--------------------------------------------------------------------------------

In keeping with our long-term outlook, we sold shorter-term bonds to buy longer-term issues, such as Suffolk County sewer bonds due to mature in February 2007.

TOP FIVE SECTORS
1/31/01 VS. 1/31/00

                                  [BAR CHART]

                                                      1/31/01        1/31/00
----------------------------------------------------------------------------
Special Non-Property Tax                                20.1%          16.3%
State Appropriated                                      16.9%          14.2%
Education                                                6.9%           5.6%
Muni Electric                                            6.1%           4.2%
Toll  Facilities                                         5.4%           3.8%

Sector weightings are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these sector breakdowns in the future.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE OF A  $10,000 INVESTMENT IN ALL SHARE CLASSES 1/31/91 - 1/31/01

                                                Without                With
                                                 sales                 sales
                                                charge                 charge
-----------------------------------------------------------------------------
Class A                                         $19,594               $18,664
-----------------------------------------------------------------------------
Class B                                         $18,385               $18,385
-----------------------------------------------------------------------------
Class C                                         $19,274               $19,274
-----------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT IN CLASS A SHARES 1/31/91 - 1/31/01

                                    [CHART]

                               Lehman Brothers
                                 Municipal          Fund Without         Fund With
                                 Bond Index          Sales Charge        Sales Charge
------------------------------------------------------------------------------------
 1/31/91                           10000              9525               10000
 2/28/91                           10058              9580.25            10087
 3/31/91                           10100.2            9620.48            10090
 4/30/91                           10281              9792.69            10225.2
 5/31/91                           10355.1             9863.2            10316.2
 6/30/91                           10336.4            9845.44            10305.9
 7/31/91                           10473.9            9976.39            10431.7
 8/31/91                           10612.2            10108.1            10569.3
 9/30/91                           10829.7            10315.3            10706.8
10/31/91                           10953.2            10432.9            10803.1
11/30/91                           10998.1            10475.7            10833.4
12/31/91                           11154.2            10624.4            11066.3
 1/31/92                           11086.2            10559.6            11091.7
 2/29/92                           11130.5            10601.8            11095.1
 3/31/92                           11175.1            10644.2            11099.5
 4/30/92                           11268.9            10733.7            11198.3
 5/31/92                           11413.2            10871              11330.4
 6/30/92                           11624.3            11072.2            11520.8
 7/31/92                           11969.6            11401              11866.4
 8/31/92                           11831.9            11269.9            11751.3
 9/30/92                           11912.4            11346.5            11827.7
10/31/92                           11738.5            11180.9            11711.8
11/30/92                           11972              11403.4            11921.4
12/31/92                           12102.5            11527.7            12043
 1/31/93                           12251.4            11669.5            12182.7
 2/28/93                           12694.9            12091.9            12623.7
 3/31/93                           12566.7            11969.8            12489.9
 4/30/93                           12682.3            12079.9            12616
 5/31/93                           12799              12191              12686.7
 6/30/93                           12999.9            12382.4            12898.6
 7/31/93                           12971.3            12355.2            12915.3
 8/31/93                           13263.2            12633.2            13184
 9/30/93                           13413              12775.9            13334.3
10/31/93                           13419.8            12782.3            13359.6
11/30/93                           13300.3            12668.6            13242
12/31/93                           13579.6            12934.6            13521.4
 1/31/94                           13714.1            13062.7            13675.6
 2/28/94                           13356.1            12721.7            13321.4
 3/31/94                           12720.4            12116.2            12779.2
 4/30/94                           12764.9            12158.6            12887.8
 5/31/94                           12883.6            12271.6            13000
 6/30/94                           12779.2            12172.2            12920.7
 7/31/94                           13048.9            12429.1            13157.1
 8/31/94                           13150.7            12526              13203.2
 9/30/94                           12856.1            12245.4            13009.1
10/31/94                           12541.1            11945.4            12777.5
11/30/94                           12111              11535.7            12546.2
12/31/94                           12504.6            11910.6            12822.3
 1/31/95                           12978.5            12362              13189
 2/28/95                           13396.4            12760.1            13572.8
 3/31/95                           13542.4            12899.2            13728.9
 4/30/95                           13551.9            12908.2            13745.3
 5/31/95                           13974.7            13310.9            14183.8
 6/30/95                           13665.9            13016.8            14060.4
 7/31/95                           13773.8            13119.6            14194
 8/31/95                           13959.8            13296.7            14374.2
 9/30/95                           14026.8            13360.5            14464.8
10/31/95                           14315.8            13635.8            14674.6
11/30/95                           14666.5            13969.8            14918.2
12/31/95                           14836.6            14131.9            15061.4
 1/31/96                           14924.2            14215.3            15175.8
 2/29/96                           14724.2            14024.8            15072.6
 3/31/96                           14523.9            13834              14879.7
 4/30/96                           14509.4            13820.2              14838
 5/31/96                           14474.6            13787              14832.1
 6/30/96                           14648.3            13952.5            14993.8
 7/31/96                           14759.6            14058.5            15128.7
 8/31/96                           14724.2            14024.8            15125.7
 9/30/96                           14986.3            14274.4            15337.4
10/31/96                           15121.1            14402.9            15510.8
11/30/96                           15428.1            14695.3            15794.6
12/31/96                           15347.9            14618.8            15728.3
 1/31/97                           15332.5            14604.2            15758.2
 2/28/97                           15469              14734.2            15903.1
 3/31/97                           15278.7            14553              15691.6
 4/30/97                           15393.3            14662.1            15823.4
 5/31/97                           15596.5            14855.7            16062.4
 6/30/97                           15800.8            15050.3            16234.2
 7/31/97                           16273.3            15500.3            16683.9
 8/31/97                           16053.6            15291              16527.1
 9/30/97                           16260.7            15488.3            16723.8
10/31/97                           16377.7            15599.8            16830.8
11/30/97                           16472.7            15690.3            16930.1
12/31/97                           16812.1            16013.5            17177.3
 1/31/98                           16976.8            16170.4            17354.2
 2/28/98                           16976.8            16170.4            17359.4
 3/31/98                           16976.8            16170.4              17375
 4/30/98                           16815.5            16016.8            17296.8
 5/31/98                           17165.3            16350              17570.1
 6/30/98                           17213.4            16395.7            17638.7
 7/31/98                           17237.5            16418.7            17682.8
 8/31/98                           17566.7            16732.3            17956.8
 9/30/98                           17823.2            16976.6            18181.3
10/31/98                           17726.9            16884.9            18181.3
11/30/98                           17817.3            16971              18244.9
12/31/98                           17886.8            17037.2            18290.6
 1/31/99                           18097.9            17238.2            18508.2
 2/28/99                           17967.6            17114.1            18426.8
 3/31/99                           17942.4            17090.2            18452.6
 4/30/99                           18008.8            17153.4            18498.7
 5/31/99                           17835.9            16988.7            18391.4
 6/30/99                           17538.1            16705              18126.6
 7/31/99                           17585.4            16750.1            18191.8
 8/31/99                           17360.3            16535.7            18046.3
 9/30/99                           17306.5            16484.5            18053.5
10/31/99                           17031.3            16222.3            17858.5
11/30/99                           17227.2            16408.9            18047.8
12/31/99                           17073.9            16262.9            17912.5
 1/31/00                           16945.8            16140.9            17833.7
 2/29/00                           17220.3            16402.4            18040.5
 3/31/00                           17706              16864.9            18433.8
 4/30/00                           17550.2            16716.5            18325.1
 5/31/00                           17423.8            16596.2            18229.8
 6/30/00                           17991.8            17137.2            18712.8
 7/31/00                           18254.5            17387.4            18973
 8/31/00                           18568.5            17686.5            19265.1
 9/30/00                           18410.6            17536.1            19165
10/31/00                           18675.7            17788.7            19373.9
11/30/00                           18884.9            17987.9            19521.1
12/31/00                           19519.4            18592.3            20003.3
 1/31/01                           19594.3            18663.6            20201.3


The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.


AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/01

SHARE CLASS                  A                         B                         C
INCEPTION DATE            9/26/86                   8/4/92                    8/1/97
                    WITHOUT    WITH SALES     WITHOUT    WITH SALES     WITHOUT    WITH SALES
                 SALES CHARGE    CHARGE    SALES CHARGE    CHARGE    SALES CHARGE    CHARGE
---------------------------------------------------------------------------------------------
1 year              15.58%       10.09%       14.74%        9.74%       15.07%       14.07%
------------------------------------------------------------------------------------------
5 years              5.60         4.57         4.80         4.46         5.25         5.25
------------------------------------------------------------------------------------------
10 years             6.96         6.44         6.28         6.28         6.78         6.78
------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

SHARE CLASS                  A                         B                         C
                    WITHOUT    WITH SALES     WITHOUT    WITH SALES     WITHOUT    WITH SALES
                 SALES CHARGE    CHARGE    SALES CHARGE    CHARGE    SALES CHARGE    CHARGE
---------------------------------------------------------------------------------------------
1 year              14.28%        8.86%       13.46%        8.46%       13.78%       12.78%
------------------------------------------------------------------------------------------
5 years              5.64         4.62         4.84         4.51         5.30         5.30
------------------------------------------------------------------------------------------
10 years             7.03         6.51         6.36         6.36         6.86         6.86
------------------------------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year -- 5%, second year -- 4%, third year -- 3%, fourth year -- 3%, fifth year -- 2%, sixth year -- 1%, thereafter -- 0%, and the Class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B and C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been lower.

INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

JANUARY 31, 2001 (IN THOUSANDS)

MUNICIPAL BONDS - 91.3%                                      PAR         VALUE
--------------------------------------------------------------------------------
EDUCATION - 6.9%
EDUCATION
State Dormitory Authority:
  Series 1985,
  7.800% 12/01/05                                          $   20         $   20
  New York University
  Series 1998-A,
  5.750% 07/01/27                                           2,000          2,190
  Pace University,
  6.500% 07/01/11                                           1,000          1,181
  University of Rochester:
  Series 1999,
  6.000% 07/01/24                                           1,000          1,069
  Series 2000,
  (a) 07/01/14                                              1,000            637

Tompkins County Industrial
  Development Agency,
  Cornell University,
  Series 2000,
  5.625% 07/01/20                                           1,000          1,055
                                                                         -------
                                                                           6,152
                                                                         -------

--------------------------------------------------------------------------------
HEALTHCARE - 6.6%
CONGREGATE CARE RETIREMENT - 1.9%
State Dormitory Authority,
  Miriam Osborn Memorial Home,
  Series 2000-B,
  6.875% 07/01/19                                           1,000          1,076
Suffolk County Industrial Development Agency,
  Jefferson Ferry,
  Series 1999-A,
  7.200% 11/01/19                                             600            593
                                                                         -------
                                                                           1,669
                                                                         -------

HOSPITAL - 3.2%
State Dormitory Authority:
  Mount Sinai Health Obligation Group,
  Series 2000,
  6.000% 07/01/11                                           1,500          1,612
  New Island Hospital,
  Series 1999-A,
  5.750% 07/01/19                                           1,215          1,289
                                                                         -------
                                                                           2,901
                                                                         -------

NURSING HOME - 1.5%
Essex County Industrial Development Agency,
  Moses Ludington Nursing Home,
  Series 2000,
  6.200% 02/01/30                                          $1,250        $ 1,359
                                                                         -------

--------------------------------------------------------------------------------
HOUSING - 6.5%
ASSISTED LIVING/SENIOR - 4.2%
Glen Cove Housing Authority,
  8.250% 10/01/26                                           1,000          1,059
Huntington Housing Authority,
  Gurwin Jewish Senior Center,
  Series 1999,
  5.875% 05/01/19                                           1,500          1,312
Mount Vernon Industrial Development Agency,
  Series 1999:
  6.150% 06/01/19                                           1,000            883
  6.200% 06/01/29                                             615            522
                                                                         -------
                                                                           3,776
                                                                         -------

--------------------------------------------------------------------------------
MULTI-FAMILY - 2.3%
Hudson Housing Development Corp.,
  Providence Hall-Schuyler Court Project,
  Series 1992-A,
  6.500% 01/01/22                                             750            769
Nyack Housing Assistance Corp.,
  Nyack Plaza Apartments,
  7.375% 06/01/21                                           1,093          1,095
State Housing Finance Agency,
  Series 1989-B,
  7.550% 11/01/29                                             230            234
                                                                         -------
                                                                           2,098
                                                                         -------

--------------------------------------------------------------------------------
INDUSTRIAL - 2.6%
FOREST PRODUCTS - 0.6%
Essex County Industrial Development Agency,
  International Paper Corp.,
  Series 1999-A,
  6.450% 11/15/23                                             500            512
                                                                         -------
MANUFACTURING - 0.9%
Monroe County Industrial
  Development Agency,
  Yorkmill Realty Association,
  Series 1986,
  9.500% 12/01/06                                             770            786
                                                                         -------

                       See notes to investment portfolio.                     5

--------------------------------------------------------------------------------

JANUARY 31, 2001 (IN THOUSANDS)

MUNICIPAL BONDS (continued)                                 PAR         VALUE
--------------------------------------------------------------------------------
OIL & Gas - 1.1%
State Energy Research & Development
  Authority, Central Hudson Gas &
  Electric Corp.,
  Series 1999,
  5.450% 08/01/27                                          $1,000        $ 1,017
                                                                         -------
--------------------------------------------------------------------------------
OTHER REVENUE - 2.9%
Recreation
Hamilton Industrial Development Agency,
  Adirondack Historical Association,
  Series 1998-A,
  5.250% 11/01/18                                             500            488
New York City Cultural Trust,
  American Museum of Natural History
  Series 1999-A,
  5.750% 07/01/29                                           2,000          2,101
                                                                         -------
                                                                           2,589
                                                                         -------
--------------------------------------------------------------------------------
TAX-BACKED - 41.3%
LOCAL APPROPRIATED - 0.6%
  State Dormitory Authority:
  Judicial Facilities,
  Series 1991-A,
  9.500% 04/15/14                                             100            114
  Westchester County,
  Series 1998,
  (a) 08/01/19                                              1,200            455
                                                                         -------
                                                                             569
                                                                         -------

LOCAL GENERAL OBLIGATIONS - 1.1%
City of Yonkers,
  Series 1999-A,
  4.500% 12/01/17                                           1,000            943
                                                                         -------
SPECIAL NON-PROPERTY TAX - 20.1%
Metropolitan Transportation Authority,
  Series, 1998-A,
  4.500% 04/01/18                                           2,000          1,872
New York City Transitional Finance Authority,
  Series 1998-C,
  4.750% 05/01/23                                           3,000          2,782
State Local Government Assistance Corp:
  Series 1993-C,
  5.500% 04/01/17                                           2,100          2,254
  Series 1993-E,
  6.000% 04/01/14                                           3,945          4,490
  Series 1993-E,
  5.000% 04/01/21                                           6,650          6,583
                                                                         -------
                                                                          17,981
                                                                         -------

STATE APPROPRIATED - 16.9%
State Dormitory Authority:
  City University,
  Series 1990-C,
  7.500% 07/01/10                                         $1,500         $ 1,767
  Series 1993-A,
  6.000% 07/01/20                                          2,000           2,217
  State University,
  Series 1999,
  5.250% 05/15/18                                          1,000           1,022
  Series 2000-C,
  5.750% 05/15/17                                          1,000           1,106
  State University Educational Facilities,
  Series 1998-B,
  4.500% 05/15/20                                          1,000             903
  University of New York,
  Series 1990-B,
  7.500% 05/15/11                                          1,250           1,500
  Series 1993-A,
  5.500% 05/15/13                                          3,000           3,254
State Housing Finance Agency,
  Series 1990-A,
  8.000% 11/01/08                                             25              26
State Medical Care Facilities
  Finance Agency:
  Series 1987-A,
  8.875% 08/15/07                                             75              77
  Series 1990-B,
  7.875% 08/15/08                                             80              82
State Urban Development Corp.,
  Series 1993-A,
  5.500% 01/01/14                                          1,000           1,090
  Series 2000-D,
  5.000% 01/01/12                                          1,000           1,041
Triborough Bridge & Tunnel Authority,
  Javits Convention Center Project,
  Series E,
  7.250% 01/01/10                                          1,000           1,153
                                                                         -------
                                                                          15,238
                                                                         -------

STATE GENERAL OBLIGATIONS - 2.6%
Puerto Rico Aqueduct & Sewer Authority,
  Series 1995,
  6.250% 07/01/12                                          2,000           2,339
                                                                         -------

6                        See notes to investment portfolio.

--------------------------------------------------------------------------------

January 31, 2001 (In thousands)

MUNICIPAL BONDS (CONTINUED)                                 PAR         VALUE
--------------------------------------------------------------------------------
TRANSPORTATION - 11.1%
AIR TRANSPORTATION - 3.1%
New York City Industrial Development
  Agency, American Airlines, Inc.
  Series 1994,
  6.900% 08/01/24                                          $1,000         $1,050
Port Authority of New York & New Jersey,
  JFK International Air Terminal, Series 6,
  6.250% 12/01/08                                           1,500          1,706
                                                                         -------
                                                                           2,756
                                                                         -------

TOLL FACILITIES - 5.4%
State Thruway Authority,
  Highway & Bridging Trust Fund:
  Series 1999-A,
  5.125% 04/01/13                                           1,500          1,564
  Series 2000-A,
  5.750% 04/01/17                                           1,000          1,078
  Series 2000-B,
  5.500% 04/01/10                                           1,000          1,093
Triborough Bridge & Tunnel Authority,
  Series Y,
  5.500% 11/01/17                                           1,000          1,079
                                                                         -------
                                                                           4,814
                                                                         -------
TRANSPORTATION - 2.6%
Albany Parking Authority,
  Green and Hudson Garage Project,
  Series 1991-A,
  7.150% 09/15/16                                             250            259
Port Authority of New York & New Jersey,
  Series 85,
  5.375% 03/01/28                                           2,000          2,072
                                                                         -------
                                                                           2,331
                                                                         -------

--------------------------------------------------------------------------------
UTILITY - 13.4%
INDEPENDENT POWER PRODUCER - 3.6%
City Industrial Development Agency,
  Brooklyn Navy Yard Partners,
  6.200% 10/01/22                                             750            752
Port Authority of New York & New Jersey,
  KIAC Partners,
  Series 1996-IV,
  6.750% 10/01/19                                           2,000          2,055
Suffolk County Industrial Development
  Agency, Nissequogue Cogen Partners,
  Series 1998,
  5.500% 01/01/23                                             500            445
                                                                         -------
                                                                           3,252
                                                                         -------

INVESTOR OWNED - 1.9%
State Energy Research & Development
  Authority, Brooklyn Union Gas Co.,
  Series 1993-A, IFRN (variable rate),
  8.525% 04/01/20                                          $1,500         $1,673
                                                                         -------
MUNICIPAL ELECTRIC - 6.1%
Long Island Power Authority:
  Series 1998-A,
  5.250% 12/01/26                                           2,470          2,432
  Series 2000-A,
  (a) 06/01/15                                              1,500            740
  (a) 06/01/18                                              1,000            411
Puerto Rico Electric Power Authority:
  Series 1998-DD,
  4.500% 07/01/19                                           1,000            944
  Series 1998-EE,
  4.500% 07/01/18                                           1,000            954
                                                                         -------
                                                                           5,481
                                                                         -------

WATER & SEWER - 1.8%
Albany Municipal Water Finance Authority,
  Series 2000-A,
  6.375% 12/01/17                                             200            227
New York City Municipal Water
  Finance Authority:
  Series 1998-D,
  4.750% 06/15/25                                           1,000            926
  Series 1999-B,
  5.000% 06/15/29                                             520            499
                                                                         -------
                                                                           1,652
                                                                         -------

TOTAL MUNICIPAL BONDS
(cost of $75,937) (b)                                                     81,888
                                                                         -------
SHORT-TERM OBLIGATIONS - 7.7%
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (c)
AZ Maricopa County Pollution Control
  Corp., Public Service Co.,
  Series 1994-B,
  4.200% 05/01/29                                             300            300
CO State Educational & Cultural Facilities
  Authority, Naropa University,
  Series 1999,
  4.550% 11/01/24                                             600            600
IA Webster County, St. Edmond Project,
  4.550% 07/01/20                                             100            100

                      See notes to investment portfolio.                      7

--------------------------------------------------------------------------------

January 31, 2001 (In thousands)

SHORT-TERM OBLIGATIONS (CONTINUED)                         PAR         VALUE
--------------------------------------------------------------------------------
IA Woodbury County,
  Siouxland Medical Educational Foundation,
  Series 1996,
  4.600% 11/01/16                                         $   200         $  200
ID State Health Facilities Authority,
  St. Lukes Regional Medical Facility,
  Series 1995,
  4.250% 05/01/22                                           2,100          2,100
IN Allen County,
  Golden Years Homestead, Inc.,
  Series 1996,
  4.550% 08/01/21                                             800            800
IN State Hospital Equipment
  Finance Authority,
  Series A
  4.050% 12/01/15                                           1,100          1,100
NY Long Island Power Authority,
  Sub-Series 1998,
  4.100% 05/01/33                                             500            500
NY Monsanto Co.,
  Series 1996,
  4.100% 07/01/01                                             100            100
TX Brazos River Authority,
  Pharmacia Corp.,
  Series 1994,
  4.100% 02/01/04                                             200            200
TX Gulf Coast Waste Disposal Authority,
  Exxon Corp.,
  Series 1995,
  4.200% 06/01/20                                             300            300
TX Southwest Higher Education Authority,
  Inc., Southern Methodist University,
  Series 1985,
  4.250% 07/01/15                                             600            600
                                                                         -------

TOTAL SHORT-TERM OBLIGATIONS                                               6,900
                                                                         -------

OTHER ASSETS & LIABILITIES, NET - 1.0%                                       879
                                                                         -------
Net Assets 100%                                                          $89,667
                                                                         -------

NOTES TO INVESTMENT PORTFOLIO:

(a) Zero coupon bond.

(b) Cost for federal income tax purposes is the same.

(c) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of January 31, 2001.


         ACRONYM                        NAME
          IFRN               Inverse Floating Rate Note


8                         See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

JANUARY 31, 2001
(In thousands except for per share amounts and footnotes)

ASSETS

Investments at value (cost $75,937)                                    $ 81,888
Short-term obligations                                                    6,900
                                                                       --------
                                                                         88,788
Cash                                                   $    100
Receivable for:
  Interest                                                1,009
  Fund shares sold                                           74
  Expense reimbursement due
    from the Advisor                                         14
Other                                                        11           1,208
                                                          -----        --------
  Total Assets                                                           89,996

LIABILITIES
Payable for:
  Distributions                                             110
  Fund shares repurchased                                    81
Accrued:
  Management fee                                             37
  Transfer Agent fee                                         20
  Bookkeeping fee                                             3
  Deferred Trustees fees                                      4
Other                                                        74
                                                          -----
  Total Liabilities                                                         329
                                                                       --------
NET ASSETS                                                             $ 89,667
                                                                       ========
Net asset value & redemption price per share --
  Class A ($47,733/6,503)                                              $   7.34(a)
                                                                       ========
Maximum offering price per share --
  Class A ($7.34/0.9525)                                               $   7.71(b)
                                                                       ========
Net asset value & offering price per share --
  Class B ($41,034/5,590)                                              $   7.34(a)
                                                                       ========
Net asset value & offering price per share --
  Class C ($900/123)                                                   $   7.34(a)
                                                                       ========
COMPOSITION OF NET ASSETS
Capital paid in                                                        $ 85,516
Distributions in excess of net investment income                           (113)
Accumulated net realized loss                                            (1,687)
Net unrealized appreciation on
  Investments                                                             5,951
                                                                       --------
                                                                       $ 89,667
                                                                       ========


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED JANUARY 31, 2001
(In thousands)

INVESTMENT INCOME
Interest                                                               $  5,088

EXPENSES
Management fee                                            $    438
Service fee                                                    169
Distribution fee -- Class B                                    320
Distribution fee -- Class C                                      5
Transfer Agent fee                                             131
Bookkeeping fee                                                 40
Trustees fee                                                     9
Custodian fee                                                    5
Audit fee                                                       39
Legal fee                                                        7
Registration fee                                                17
Reports to shareholders                                         25
Other                                                           14
                                                          --------
                                                             1,219
Fees waived or borne by the Advisor                           (194)
Fees waived by the Distributor -- Class C                       (2)
Custodian credits earned                                        (5)       1,018
                                                          --------     --------
    Net Investment Income                                                 4,070
                                                                       --------
NET REALIZED & UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized gain on:
  Investments                                                   34
  Futures contracts                                            280
    Net realized gain                                     --------          314
Net Change in unrealized appreciation/
  depreciation during the period on:
  Investments                                                7,845
  Futures contracts                                            112
                                                          --------
    Net Gain                                                              7,957
                                                                       --------
Increase in Net Assets from Operations                                 $ 12,341
                                                                       ========

                      See notes to financial statements.                      9

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In thousands)

                                                      YEARS ENDED JANUARY 31,
                                                      -----------------------
INCREASE (DECREASE) IN NET ASSETS                      2001             2000
-----------------------------------------------------------------------------
Operations:
Net investment income                              $  4,070        $   4,617
Net realized gain                                       314              543
Net change in unrealized
  appreciation/depreciation                           7,957          (12,313)
                                                   --------        ---------
  Net Increase (Decrease)
    from Operations                                  12,341           (7,153)

Distributions:
From net investment income -- Class A                (2,265)          (2,454)
From net investment income -- Class B                (1,847)          (2,084)
From net investment income -- Class C                   (26)             (36)
                                                   --------        ---------
                                                      8,203          (11,727)
                                                   --------        ---------
Fund Share Transactions:
Receipts for shares sold -- Class A                   8,706            3,769
Value of distributions reinvested -- Class A          1,062            1,343
Cost of shares repurchased -- Class A                (9,662)         (11,164)
                                                   --------        ---------
                                                        106           (6,052)
                                                   --------        ---------
Receipts for shares sold -- Class B                   5,284            6,728
Value of distributions reinvested -- Class B            963            1,115
Cost of shares repurchased -- Class B               (13,951)         (11,367)
                                                   --------        ---------
                                                     (7,704)          (3,524)
                                                   --------        ---------
Receipts for shares sold -- Class C                     368              402
Value of distributions reinvested -- Class C             26               35
Cost of shares repurchased -- Class C                  (204)            (409)
                                                   --------        ---------
                                                        190               28
                                                   --------        ---------
Net Decrease from Fund Share
  Transactions                                       (7,408)          (9,548)
                                                   --------        ---------
  Total Increase (Decrease)                             795          (21,275)

NET ASSETS
Beginning of period                                  88,872          110,147
                                                   --------        ---------
End of period (net of distributions
  in excess of net investment income
  of $113 and $2, respectively)                    $ 89,667        $  88,872
                                                   ========        =========

                                                       YEARS ENDED JANUARY 31,
                                                       -----------------------
NUMBER OF FUND SHARES                                    2001        2000
------------------------------------------------------------------------------
Sold -- Class A                                           1,222           526
Issued for distributions reinvested --
  Class A                                                   152           190
Repurchased -- Class A                                   (1,377)       (1,597)
                                                         ------        ------
                                                             (3)         (881)
                                                         ------        ------
Sold -- Class B                                             748           937
Issued for distributions reinvested --
  Class B                                                   138           158
Repurchased -- Class B                                   (1,992)       (1,616)
                                                         ------        ------
                                                         (1,106)         (521)
                                                         ------        ------
Sold -- Class C                                              51            55
Issued for distributions reinvested --
  Class C                                                     4             5
Repurchased -- Class C                                      (30)          (58)
                                                         ------        ------
                                                             25             2
                                                         ------        ------

10                    See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JANUARY 31, 2001

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty New York Tax Exempt Fund, (formerly Colonial New York Tax Exempt Fund) (the "Fund"), a series of Liberty Funds Trust V, is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return as is consistent with prudent risk by pursuing current income exempt from federal and New York state personal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares as follows:

       ORIGINAL PURCHASE             CONVERTS TO CLASS A SHARES
       -----------------             --------------------------
Less than $250,000                            8 years
$250,000 to less than $500,000                4 years
$500,000 to less than $1,000,000              3 years

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price. Futures contracts are valued based on the difference between the last sale price and the opening price of the contract. Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Effective February 1, 2001, the Fund will adopt provisions of the AICPA Audit and Accounting Guide for Investment Companies and will amortize discount on all debt securities. This accounting principle change will not have an impact on total net assets but will result in a reclassification between cost of securities held and net unrealized appreciation/depreciation. The cumulative effect of this accounting change will not have an impact on total net assets but will result in a reclassification between cost of securities held and net unrealized appreciation/depreciation.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

--------------------------------------------------------------------------------
JANUARY 31, 2001

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average net assets of the funds constituting Trust V as follows:

AVERAGE NET ASSETS                            ANNUAL FEE RATE
------------------                            ---------------
First $2 billion                                    0.50%
Over $2 billion                                     0.45%

BOOKKEEPING FEE:

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.07% annually of the Fund's average net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), a subsidiary of the Advisor, is the Fund's principal underwriter. For the year ended January 31, 2001, the Fund has been advised that the Distributor retained net underwriting discounts of $96,561 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of none, $78,076, and none on Class A, Class B, and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan, which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.10% of the net assets attributable to shares issued prior to December 1, 1994 and (2) 0.25% of net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.10% and 0.25% rates. For the year ended January 31, 2001, the Fund's service fee was 0.19%.

The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C distribution fee so that it will not exceed 0.45% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.60% annually of the Fund's average net assets.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets. The Fund has an agreement with its custodian bank under which $5,210 of custodian fees were reduced by balance credits applied during the year ended January 31, 2001. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such agreements.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the year ended January 31, 2001, purchases and sales of investments, other than short-term obligations were $15,155,364 and $27,922,412, respectively. Unrealized appreciation (depreciation) at January 31, 2001, based on cost of investments for both financial statement and federal income tax purposes was:

Gross unrealized appreciation                                   $6,495,055
Gross unrealized depreciation                                     (544,275)
                                                                ----------
  Net unrealized appreciation                                   $5,950,780
                                                                ==========

CAPITAL LOSS CARRYFORWARDS:

At January 31, 2001, capital loss carryforwards, available (to the extent provided in regulations) to offset future realized gains were approximately as follows:


     YEAR OF EXPIRATION                              CAPITAL LOSS CARRYFORWARD
     ------------------                              -------------------------
            2004                                            $1,057,000
            2005                                                79,000
            2008                                                98,000
                                                            ----------
                                                            $1,234,000
                                                            ==========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

--------------------------------------------------------------------------------
January 31, 2001

OTHER:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 4. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit for the year ended January 31, 2001.

NOTE 5. RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

On December 27, 2000, a Special Meeting of Shareholders of the Fund was held to elect eleven Trustees. The votes cast were as follows:


                                                                      AUTHORITY
                                                   FOR                WITHHELD
                                                ---------             --------
To elect a Board of Trustees:
Douglas Hacker                                  7,229,464              126,070
Janet Langford Kelly                            7,229,464              126,070
Richard W. Lowry                                7,229,464              126,070
Salvatora Macera                                7,229,464              126,070
William E. Mayer                                7,229,464              126,070
Charles R. Nelson                               7,229,464              126,070
John J. Neuhauser                               7,229,464              126,070
Joseph R. Palombo                               7,229,464              126,070
Thomas E. Stitzel                               7,229,464              126,070
Thomas C. Theobald                              7,229,464              126,070
Anne-Lee Verville                               7,229,464              126,070

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                          YEAR ENDED JANUARY 31
                                                           ----------------------------------------------------
                                                                                 2001
                                                           ----------------------------------------------------
                                                                CLASS A             CLASS B             CLASS C
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $     6.680         $     6.680         $     6.680
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                                     0.350               0.299               0.319(c)
Net realized and unrealized gain (loss)                          0.666               0.666               0.666
                                                           -----------         -----------         -----------
Total from Investment Operations                                 1.016               0.965               0.985
                                                           -----------         -----------         -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                      (0.356)             (0.305)             (0.325)
                                                           -----------         -----------         -----------
NET ASSET VALUE, END OF PERIOD                             $     7.340         $     7.340         $     7.340
                                                           ===========         ===========         ===========
Total return (d)(e)                                              15.58%              14.74%              15.07%
                                                           ===========         ===========         ===========
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                      0.79%               1.54%               1.24%(c)
Net investment income (f)                                         5.02%               4.27%               4.57%(c)
Fees and expenses waived or borne by the Advisor (f)              0.22%               0.22%               0.22%
Portfolio turnover                                                  18%                 18%                 18%
Net assets at end of period (000)                          $    47,733         $    41,034         $       900
(a) Net of fees and expenses waived or borne by the
        Advisor which amounted to:                         $     0.015         $     0.015         $     0.015


(b) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

(c) Net of fees waived by the Distributor which amounted to $0.020 per share and 0.30%.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.


--------------------------------------------------------------------------------
2001 FEDERAL TAX INFORMATION (UNAUDITED)

Approximately 100% of all distributions will be treated as exempt income for federal income tax purposes.
--------------------------------------------------------------------------------

                                                                         YEAR ENDED JANUARY 31
                                                           ------------------------------------------------------
                                                                                 2000
                                                           ------------------------------------------------------
                                                              CLASS A             CLASS B             CLASS C
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $     7.490         $     7.490         $     7.490
                                                           ===========         ===========         ===========
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                                     0.347               0.293               0.315(c)
Net realized and unrealized loss                                (0.812)             (0.812)             (0.812)
                                                           -----------         -----------         -----------
Total from Investment Operations                                (0.465)             (0.519)             (0.497)
                                                           -----------         -----------         -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                      (0.345)             (0.291)             (0.313)
                                                           -----------         -----------         -----------
NET ASSET VALUE, END OF PERIOD                             $     6.680         $     6.680         $     6.680
                                                           ===========         ===========         ===========
Total return (d)(e)                                              (6.34)%             (7.04)%             (6.76)%
                                                           -----------         -----------         -----------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                      0.79%               1.54%               1.24%(c)
Net investment income (f)                                         4.90%               4.15%               4.45%(c)
Fees and expenses waived or borne by the Advisor (f)              0.18%               0.18%               0.18%
Portfolio turnover                                                  17%                 17%                 17%
Net assets at end of period (000)                          $    43,471         $    44,747         $       654
(a) Net of fees and expenses waived or borne by the
       Advisor which amounted to:                          $     0.013         $     0.013         $     0.013


(b) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

(c) Net of fees waived by the Distributor which amounted to $0.021 per share and 0.30%.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                          YEAR ENDED JANUARY 31
                                                           ----------------------------------------------------
                                                                                 1999
                                                           ----------------------------------------------------
                                                              CLASS A             CLASS B            CLASS C
                                                           -----------         -----------         -----------
NET ASSET VALUE, BEGINNING OF PERIOD                       $     7.380         $     7.380         $     7.380
                                                           -----------         -----------         -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                        0.358               0.301               0.324(b)
Net realized and unrealized gain                                 0.115               0.115               0.115
                                                           -----------         -----------         -----------
Total from Investment Operations                                 0.473               0.416               0.439
                                                           -----------         -----------         -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                      (0.352)             (0.296)             (0.320)
In excess of net investment income                              (0.011)             (0.010)             (0.010)
                                                           -----------         -----------         -----------
Total Distributions Declared to Shareholders                    (0.363)             (0.306)             (0.329)
                                                           -----------         -----------         -----------
NET ASSET VALUE, END OF PERIOD                             $     7.490         $     7.490         $     7.490
                                                           ===========         ===========         ===========
Total return (c)(d)                                               6.61%               5.80%               6.13%
                                                           ===========         ===========         ===========
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                                      0.77%               1.52%               1.22%(b)
Net investment income (e)                                         4.78%               4.03%               4.33%(b)
Fees and expenses waived or borne by the Advisor (e)              0.16%               0.16%               0.16%
Portfolio turnover                                                  28%                 28%                 28%
Net assets at end of period (000)                          $    55,348         $    54,079         $       720
(a) Net of fees and expenses waived or borne by
        the Advisor which amounted to:                     $     0.012         $     0.012         $     0.012


(b) Net of fees waived by the Distributor which amounted to $0.022 per share and 0.30%.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                                              YEARS ENDED JANUARY 31
                                                        ----------------------------------------------------------------
                                                                      1998                                1997
                                                        -------------------------------------     ----------------------
                                                        CLASS A       CLASS B      CLASS C(b)      CLASS A      CLASS B
                                                        -------      -------      --------         -------      -------
NET ASSET VALUE, BEGINNING OF PERIOD                    $ 7.040      $ 7.040      $  7.270         $ 7.250      $ 7.250
                                                        -------      -------      --------         -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                 0.383        0.330         0.171(c)        0.393        0.340
Net realized and unrealized gain (loss)                   0.346        0.346         0.118          (0.207)      (0.207)
                                                        -------      -------      --------         -------      -------
Total from Investment Operations                          0.729        0.676         0.289           0.186        0.133
                                                        -------      -------      --------         -------      -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                               (0.384)      (0.331)       (0.179)         (0.396)      (0.343)
From capital paid in                                     (0.005)      (0.005)         --              --           --
                                                        -------      -------      --------         -------      -------
Total Distributions Declared to Shareholders             (0.389)      (0.336)       (0.179)         (0.396)      (0.343)
                                                        -------      -------      --------         -------      -------
NET ASSET VALUE, END OF PERIOD                          $ 7.380      $ 7.380      $  7.380         $ 7.040      $ 7.040
                                                        =======      =======      ========         =======      =======
Total return (d)(e)                                       10.67%        9.85%         4.04%(f)        2.76%        1.99%
                                                        =======      =======      ========         =======      =======
RATIOS TO AVERAGE NET ASSETS
Expenses (g)                                               0.67%        1.42%         1.12%(c)(h)     0.65%        1.40%
Net investment income (g)                                  5.31%        4.56%         4.72%(c)(h)     5.56%        4.81%
Fees and expenses waived or borne by the Advisor (g)       0.28%        0.28%         0.29%(h)        0.29%        0.29%
Portfolio turnover                                           38%          38%           38%             78%          78%
Net assets at end of period (000)                       $51,744      $52,313      $    104         $50,648      $52,861
(a) Net of fees and expenses waived or borne
by the Advisor which amounted to:                       $ 0.020      $ 0.020      $  0.021         $ 0.020      $ 0.020


(b) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.

(c) Net of fees waived by the Distributor which amounted to $0.011 per share and 0.30% (annualized).

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(h) Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE TRUSTEES OF LIBERTY FUNDS TRUST V
AND THE SHAREHOLDERS OF LIBERTY NEW YORK TAX-EXEMPT FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liberty New York Tax-Exempt Fund (formerly Colonial New York Tax Exempt Fund) (the "Fund") (a series of Liberty Funds Trust V), at January 31, 2001, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at January 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
March 16, 2001

                            TRUSTEES & TRANSFER AGENT
--------------------------------------------------------------------------------

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President - Corporate Development, General Counsel, and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on economic and statistical matters

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)


--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty New York Tax-Exempt Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty New York Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Performance Update.


ANNUAL REPORT:
LIBERTY NEW YORK TAX-EXEMPT FUND

CHOOSE LIBERTY
--------------------------------------------------------------------------------

BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM)

LIBERTY FUNDS

ALL-STAR       INSTITUTIONAL MONEY MANAGEMENT APPROACH FOR INDIVIDUAL INVESTORS.

COLONIAL       FIXED INCOME AND VALUE STYLE EQUITY INVESTING.


CRABBE
HUSON          A CONTRARIAN APPROACH TO FIXED INCOME AND EQUITY INVESTING.


NEWPORT        A LEADER IN INTERNATIONAL INVESTING.(SM)


STEIN ROE
ADVISOR        INNOVATIVE SOLUTIONS FOR GROWTH AND INCOME INVESTING.


[KEYPORT LOGO]  A LEADING PROVIDER OF INNOVATIVE ANNUITY PRODUCTS.

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.



BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

LIBERTY NEW YORK TAX-EXEMPT FUND    ANNUAL FUND
--------------------------------------------------------------------------------

[LIBERTY FUNDS LETTERHEAD]                                         PRSRT STD
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                 HOLLISTON, MA
                                                                 PERMIT NO. 20


                                                774-02/807E-0101 (3/01) 01/486